Equity - Share Repurchase Program (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2018	Apr. 27, 2016
Equity, Class of Treasury Stock [Line Items]
Treasury shares repurchased	$ 104,685,000	$ 60,970,000
2018 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares			$ 200,000,000
Treasury shares repurchased (in shares)	2.9
Treasury shares repurchased	$ 104,700,000
2016 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares				$ 100,000,000
Treasury shares repurchased (in shares)		1.9
Treasury shares repurchased		$ 61,000,000